AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

August 31, 2024 (unaudited)

		Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.8%
Long-Term Municipal Bonds – 97.8%
Virginia – 71.4%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$	1,000	$1,005,259
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045		4,000	3,891,340
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)		585	586,387
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046		4,000	4,035,146
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2048		7,000	7,693,391
City of Richmond VA Public Utility Revenue (Pre-refunded - US Govt Agencies) Series 2016 5.00%, 01/15/2030		4,000	4,135,080
5.00%, 01/15/2034		5,000	5,168,849
County of Fairfax VA Series 2023-A 4.00%, 10/01/2041		4,445	4,617,395
County of Loudoun VA Series 2016-A 4.00%, 12/01/2025		1,000	1,017,973
Culpeper County Economic Development Authority (County of Culpeper VA Lease) Series 2014 4.00%, 06/01/2029		2,955	2,956,231
Dulles Town Center Community Development Authority Series 2012 4.25%, 03/01/2026		645	639,245
Fairfax County Economic Development Authority (Pre-refunded - US Treasuries) Series 2016 4.00%, 04/01/2035		415	424,211
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2018-A 4.00%, 05/15/2048		1,500	1,465,997
Series 2022 4.00%, 05/15/2042		2,000	2,011,396
Greater Richmond Convention Center Authority (Pre-refunded - US Treasuries) Series 2015 5.00%, 06/15/2030		3,000	3,051,265
5.00%, 06/15/2031		2,000	2,034,177

		Principal Amount (000)	U.S. $ Value
Hampton Roads Sanitation District Series 2017-A 5.00%, 10/01/2033	$	3,550	$3,780,068
Hampton Roads Transportation Accountability Commission (Pre-refunded - US Govt Agencies) Series 2021-A 5.00%, 07/01/2026		3,000	3,125,437
Hampton Roads Transportation Accountability Commission (Pre-refunded - US Treasuries) Series 2018-A 5.00%, 07/01/2035		4,000	4,317,780
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047		1,000	1,051,282
James City County Economic Development Authority (Williamsburg Landing, Inc. Obligated Group) Series 2021-A 4.00%, 12/01/2050		1,575	1,300,430
Series 2024-A 6.875%, 12/01/2058		500	553,640
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031		1,500	1,506,839
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047		1,750	1,767,957
Norfolk Airport Authority/VA Series 2019 5.00%, 07/01/2043		2,870	3,003,789
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)		960	944,987
Roanoke County Economic Development Authority (City of Roanoke VA Lease) Series 2015 5.00%, 10/15/2035		1,750	1,787,882
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036		1,000	1,020,228
4.00%, 07/01/2038		1,550	1,567,143
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033		1,125	1,158,097
5.00%, 09/01/2038		1,535	1,561,346
5.00%, 09/01/2043		1,000	1,004,657
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046		1,265	1,040,344

		Principal Amount (000)	U.S. $ Value
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 4.00%, 12/01/2032	$	1,085	$1,099,738
5.00%, 12/01/2039		1,000	1,046,923
Southampton County Industrial Development Authority (PRTI-Virginia One LLC) Series 2023 4.875%, 11/01/2053		2,000	2,000,158
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031		1,000	1,002,786
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047		2,000	2,000,228
University of Virginia Series 2020 2.256%, 09/01/2050		1,000	630,158
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052		330	313,546
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059		500	573,439
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)		1,000	890,300
Series 2015-A 5.00%, 07/01/2030(a)		1,615	1,585,517
Virginia College Building Authority (Regent University) Series 2021 4.00%, 06/01/2036		3,125	3,058,453
Virginia College Building Authority (Virginia College Building Authority State Lease) Series 2019-B 3.00%, 02/01/2037		9,140	8,438,939
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046		2,000	2,042,242
Virginia Port Authority Series 2016-B 5.00%, 07/01/2035		2,000	2,037,584
5.00%, 07/01/2036		4,160	4,228,288
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2024-A 5.00%, 08/01/2044		2,000	2,261,794

		Principal Amount (000)	U.S. $ Value
Virginia Resources Authority Series 2011-B 5.00%, 11/01/2026	$	20	$20,027
Series 2016-C 4.00%, 11/01/2034		2,000	2,019,637
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2035		4,580	4,895,307
Virginia Small Business Financing Authority (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2049		3,500	3,379,416
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2040		4,825	4,624,524
Virginia Small Business Financing Authority (Hampton University) Series 2014 5.25%, 10/01/2029		4,125	4,130,916
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2052		3,350	3,398,199
Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 4.00%, 01/01/2051		1,500	1,355,249
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2023 5.00%, 11/01/2052		4,000	4,001,452
Virginia Small Business Financing Authority (Reworld Holding Corp.) Series 2018 5.00%, 01/01/2048(a)		1,000	1,000,053
Winchester Economic Development Authority (Valley Health Obligated Group) Series 2015 5.00%, 01/01/2034		2,000	2,037,233
5.00%, 01/01/2035		1,500	1,526,392

			140,823,746

Alabama – 1.6%
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052		1,000	996,879
Black Belt Energy Gas District (Pacific Mutual Holding Co.) Series 2024-C 5.00%, 05/01/2055		1,000	1,074,633
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049		1,000	1,072,459

			3,143,971

		Principal Amount (000)	U.S. $ Value
American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	$	420	$455,518

Arizona – 0.5%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(a)		200	206,311
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037		705	780,889

			987,200

District of Columbia – 15.2%
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2038		2,330	2,428,319
Series 2020-A 4.00%, 10/01/2035		2,000	2,020,786
Series 2021-A 5.00%, 10/01/2036		2,250	2,427,164
5.00%, 10/01/2046		5,000	5,226,359
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series 2009 Zero Coupon, 10/01/2037		5,000	2,936,156
Series 2010-B 6.50%, 10/01/2044		4,300	4,699,558
Series 2019 5.00%, 10/01/2034		1,500	1,593,681
Washington Metropolitan Area Transit Authority Series 2017-A 5.00%, 07/01/2031		1,145	1,202,549
5.00%, 07/01/2032		3,950	4,142,556
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2023 5.00%, 07/15/2048		3,000	3,250,471

			29,927,599

Georgia – 0.1%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2039		100	104,710

Guam – 3.4%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043		1,015	865,217

		Principal Amount (000)	U.S. $ Value
Guam Department of Education (Guam Department of Education COP) Series 2020 5.00%, 02/01/2040	$	1,095	$1,097,173
Guam Power Authority Series 2017-A 5.00%, 10/01/2036		1,630	1,694,250
Territory of Guam Series 2019 5.00%, 11/15/2031		190	195,266
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042		1,370	1,335,748
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035		1,500	1,586,594

			6,774,248

Illinois – 1.1%
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045		2,200	2,219,616

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036		85	88,758

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)		500	71,207

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037		560	481,035

Puerto Rico – 2.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2033		369	248,020
4.00%, 07/01/2046		103	95,642
Series 2022-C Zero Coupon, 11/01/2043		18	11,317
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)		855	902,046
5.00%, 07/01/2035(a)		250	261,642

		Principal Amount (000)	U.S. $ Value
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	$	235	$234,841
NATL Series 2007-V 5.25%, 07/01/2032		300	296,267
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth Series 2023-A 6.625%, 01/01/2027		50	49,807
6.625%, 01/01/2028		384	379,657
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) 12.50%, 12/15/2025(b) (c) (d)		89	86,443
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038		275	263,520
4.00%, 07/01/2040		295	279,732
5.00%, 07/01/2034		110	118,571
5.00%, 07/01/2035		115	123,610
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045		500	598,685
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029		223	185,581
Zero Coupon, 07/01/2046		1,000	335,340
Series 2019-A 4.329%, 07/01/2040		180	177,756
5.00%, 07/01/2058		955	958,793

			5,607,270

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)		295	290,247

Texas – 0.6%
Tarrant County Cultural Education Facilities Finance Corp. Series 2015-B 5.00%, 11/15/2036(b) (c) (d) (e)		941	0
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054		1,000	1,080,018

			1,080,018

Washington – 0.4%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044		650	662,107

		Principal Amount (000)	U.S. $ Value
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2019-A 5.00%, 01/01/2055(a)	$	100	$88,016

			750,123

Total Municipal Obligations (cost $195,912,762)			192,805,266

ASSET-BACKED SECURITIES – 0.3%
Other ABS - Fixed Rate – 0.3%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034		156	152,129
5.25%, 07/01/2036		185	185,565
5.25%, 07/01/2041		173	168,019

Total Asset-Backed Securities (cost $511,264)			505,713

		Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Puerto Rico LP 0.00% (b) (c) (d) (cost $151,337)		8,437	24,552

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(f) (g) (h) (cost $1,189,878)		1,189,878	1,189,878

Total Investments – 98.7% (cost $197,765,241)(i)			194,525,409
Other assets less liabilities – 1.3%			2,627,870

Net Assets – 100.0%			$197,153,279

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,200	07/31/2029	1 Day SOFR	4.461%	Annual	$192,666	$—	$192,666
USD	4,400	04/30/2030	1 Day SOFR	3.075%	Annual	(112,421)	—	(112,421)
USD	3,300	07/31/2030	1 Day SOFR	4.504%	Annual	188,403	—	188,403
USD	500	07/31/2030	1 Day SOFR	3.806%	Annual	9,598	—	9,598
USD	2,300	11/01/2030	1 Day SOFR	4.105%	Annual	64,609	—	64,609

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,700	07/31/2031	1 Day SOFR	4.059%	Annual	$179,641	$514	$179,127
USD	3,480	09/15/2031	1 Day SOFR	3.415%	Annual	(2,249)	(218)	(2,031)
USD	1,300	09/15/2031	1 Day SOFR	3.517%	Annual	6,832	—	6,832
USD	1,900	06/15/2034	3.543%	1 Day SOFR	Annual	(12,062)	238	(12,300)

						$515,017	$534	$514,483

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	2,965	10/09/2029	1.125%	SIFMA*	Quarterly	$216,243	$—	$216,243

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $7,282,231 or 3.7% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Defaulted.
(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,451,122 and gross unrealized depreciation of investments was $(5,960,228), resulting in net unrealized depreciation of $(2,509,106).

As of August 31, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.3% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Virginia Portfolio

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$192,718,823	$86,443	(a)	$192,805,266
Asset-Backed Securities	—	505,713	—		505,713
Preferred Stocks	—	—	24,552		24,552
Short-Term Investments	1,189,878	—	—		1,189,878

Total Investments in Securities	1,189,878	193,224,536	110,995	(a)	194,525,409
Other Financial Instruments(b):
Assets:
Centrally Cleared Interest Rate Swaps	—	641,749	—		641,749
Interest Rate Swaps	—	216,243	—		216,243
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(126,732)	—		(126,732)

Total	$1,189,878	$193,955,796	$110,995	(a)	$195,256,669

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2024 is as follows:

Fund	Market Value 05/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,010	$13,381	$17,201	$1,190	$44